Financial risk management - Offsetting financial assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related amounts available to be offset but not offset in statement of financial position
Derivative assets	£ 1,153	£ 1,724
Credit Risk
Assets
Gross carrying amounts £m	1,153	1,724
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	1,153	1,724
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	(270)	(539)
Cash collateral received/ pledged £m	(551)	(772)
Net amount £m	332	413
Liabilities
Gross carrying amounts £m	(1,183)	(1,061)
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	(1,183)	(1,061)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	270	539
Cash collateral received/ pledged £m	615	333
Net amount £m	(298)	(189)
Assets (Liabilities)
Gross carrying amounts £m	(30)	663
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	(30)	663
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	0	0
Cash collateral received/ pledged £m	64	(439)
Net amount £m	34	224
Credit Risk | Financing derivatives
Liabilities
Gross carrying amounts £m	(1,084)	(945)
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	(1,084)	(945)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	299	523
Cash collateral received/ pledged £m	615	326
Net amount £m	(170)	(96)
Credit Risk | Commodity contract derivatives
Liabilities
Gross carrying amounts £m	(99)	(116)
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	(99)	(116)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	(29)	16
Cash collateral received/ pledged £m	0	7
Net amount £m	(128)	(93)
Credit Risk | Bank account and bank overdraft
Assets
Gross amounts offset £m	(19)	(34)
Credit Risk | Financing derivatives
Assets
Gross carrying amounts £m	1,052	1,545
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	1,052	1,545
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	(299)	(523)
Cash collateral received/ pledged £m	(551)	(772)
Net amount £m	202	250
Credit Risk | Commodity contract derivatives
Assets
Gross carrying amounts £m	101	69
Gross amounts offset £m	0	0
Net amount presented in statement of financial position £m	101	69
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m	29	(16)
Cash collateral received/ pledged £m	0	0
Net amount £m	£ 130	53
Credit Risk | Further acquisition agreement derivative
Assets
Gross carrying amounts £m		110
Gross amounts offset £m		0
Net amount presented in statement of financial position £m		110
Related amounts available to be offset but not offset in statement of financial position
Financial instruments £m		0
Cash collateral received/ pledged £m		0
Net amount £m		£ 110
Quadgas HoldCo Limited
Related amounts available to be offset but not offset in statement of financial position
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest	25.00%